Trade and other payables - Disclosure Of Trade And Other Payables Explanatory (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade creditors	€ 131	€ 58
Payments received in advance (please also see Note 32)	25	25
Interest on borrowings	74	63
Personnel-related liabilities	113	69
Tax liabilities other than for income tax	59	15
Liability in respect of IRIS	394	300
Other financial liabilities	236	148
Total	1,032	678
Financial liabilities	973	663
VAT payables	19	10
Tax on salary payable	3	2
Other taxes payable	37	3
Non-financial liabilities	€ 59	€ 15